Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Tax effects	€ 31	€ (90)	[1]	€ (22)	[1]
Items not subsequently reclassifiable to profit or loss	(305)	(118)	[1]	(128)	[1]
Items subsequently reclassifiable to profit or loss	1,264	(2,562)	[1]	1,056	[1]
Items not subsequently reclassifiable to profit or loss [member] | Accumulated comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains/(losses) excluding investments accounted for using the equity method	201	(30)		(104)
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes		2		(2)
Tax effects	(69)	(90)		(22)
Items not subsequently reclassifiable to profit or loss	(305)	(118)		(128)
Items not subsequently reclassifiable to profit or loss [member] | Accumulated comprehensive income [member] | Equity Instruments Included In Financial Assets[member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	(529)
Change in fair value (investments accounted for using the equity method, net of taxes)	(8)
Tax effects	100
Items subsequently reclassifiable to profit or loss [member] | Accumulated comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)		837		(104)
Change in fair value (investments accounted for using the equity method, net of taxes)		1		(1)
Tax effects		(145)		50
Change in fair value (excluding investments accounted for using the equity method)	3	(24)		30
Change in fair value (investments accounted for using the equity method, net of taxes)				1
Tax effects	(1)	8		(10)
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	1,273	(2,956)		1,033
Currency translation differences (investments accounted for using the equity method)	106	(283)		57
Hedges of net investments in foreign operations	(185)
Tax effects	72
Items subsequently reclassifiable to profit or loss	1,264	(2,562)		1,056
Items subsequently reclassifiable to profit or loss [member] | Accumulated comprehensive income [member] | Debt Instruments [member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	(4)
Change in fair value (investments accounted for using the equity method, net of taxes)	€ 0	€ 0		€ 0

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).